Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade terms	Liabilities related to contracts with customers The Company has recognized the following liabilities related to contracts with customers:December 31, 2020December 31, 2019€m€mTrade terms liabilities reported within trade receivables(200.5)(191.2)Trade terms liabilities reported within trade and other payables (Note 22)(89.7)(59.4)Total trade terms liabilities(290.2)(250.6)
Schedule of Trade and Other Receivables

	December 31, 2020	December 31, 2019
Current assets	€m	€m
Trade receivables	141.2	143.6
Prepayments and accrued income	9.2	8.0
Other receivables	31.2	31.0
Tax receivable	3.4	24.1
Total current trade and other receivables	185.0	206.7
Non-current assets
Other receivables	1.1	1.9
Total non-current trade and other receivables	1.1	1.9
Total trade and other receivables	186.1	208.6

Disclosure of Aging Trade Receivables
The aging of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2020	€m	€m	€m
Not past due	308.6	(0.3)	308.3
Past due less than 1 month	20.5	(0.2)	20.3
Past due 1 to 3 months	4.0	(0.1)	3.9
Past due 3 to 6 months	1.1	(0.1)	1.0
Past due more than 6 months	11.9	(3.7)	8.2
Sub-total	346.1	(4.4)	341.7
Reduction in trade-terms			(200.5)
Total trade receivables			141.2
	Gross	Impaired	Net
December 31, 2019	€m	€m	€m
Not past due	288.1	(0.2)	287.9
Past due less than 1 month	32.5	(0.3)	32.2
Past due 1 to 3 months	7.5	(0.2)	7.3
Past due 3 to 6 months	3.6	(0.2)	3.4
Past due more than 6 months	7.9	(3.9)	4.0
Sub-total	339.6	(4.8)	334.8
Reduction in trade-terms			(191.2)
Total trade receivables			143.6
Reduction in trade-terms are described in Note 4(a).